Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000006436 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	$ 10,000		$ 9,995	$ 12,974	$ 14,327	$ 17,561	$ 22,701	$ 28,274	$ 20,892	$ 25,543	$ 34,652	$ 38,601
C000006435 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		9,997	12,976	14,330	17,565	22,707	28,281	20,895	25,550	34,661	38,611
C000006430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		9,493	12,415	13,813	17,059	22,219	27,883	20,758	25,570	34,950	39,226
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		10,831	13,243	13,975	16,140	19,210	24,270	21,648	24,378	32,784	37,239
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	$ 10,000		$ 10,422	$ 13,632	$ 14,803	$ 17,913	$ 24,433	$ 31,935	$ 25,024	$ 31,573	$ 43,584	$ 52,454